UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co.	8,944	$1,536,311

		$1,536,311

Air Freight & Logistics — 0.6%
FedEx Corp.	4,095	$851,883

		$851,883

Auto Components — 1.2%
Delphi Automotive PLC	17,499	$1,582,260

		$1,582,260

Banks — 0.7%
KeyCorp	55,479	$1,000,841

		$1,000,841

Beverages — 1.7%
Constellation Brands, Inc., Class A	12,006	$2,321,360

		$2,321,360

Biotechnology — 6.4%
Celgene Corp.(1)	27,749	$3,757,492
Gilead Sciences, Inc.	12,898	981,409
Incyte Corp.(1)	16,503	2,199,685
Vertex Pharmaceuticals, Inc.(1)	11,355	1,723,916

		$8,662,502

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	17,343	$1,138,915

		$1,138,915

Capital Markets — 3.0%
Charles Schwab Corp. (The)	68,069	$2,920,160
S&P Global, Inc.	7,512	1,153,768

		$4,073,928

Chemicals — 2.8%
Celanese Corp., Series A	14,828	$1,426,009
Ecolab, Inc.	10,051	1,323,415
Olin Corp.	34,640	1,021,187

		$3,770,611

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	8,865	$1,168,230

		$1,168,230

Distributors — 2.0%
LKQ Corp.(1)	77,953	$2,694,056

		$2,694,056

Electrical Equipment — 1.5%
AMETEK, Inc.	34,300	$2,112,194

		$2,112,194

Security	Shares	Value
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	9,805	$1,554,191
US Foods Holding Corp.(1)	37,013	1,041,916

		$2,596,107

Food Products — 2.1%
Mondelez International, Inc., Class A	21,503	$946,562
Pinnacle Foods, Inc.	31,259	1,856,159

		$2,802,721

Health Care Equipment & Supplies — 3.3%
Danaher Corp.	11,868	$967,123
Hologic, Inc.(1)	45,674	2,019,248
Stryker Corp.	9,839	1,447,317

		$4,433,688

Household Durables — 1.4%
Newell Brands, Inc.	36,526	$1,925,651

		$1,925,651

Household Products — 0.5%
Colgate-Palmolive Co.	9,219	$665,612

		$665,612

Internet & Direct Marketing Retail — 10.5%
Amazon.com, Inc.(1)	8,000	$7,902,240
Netflix, Inc.(1)	22,400	4,069,184
Priceline Group, Inc. (The)(1)	1,116	2,263,806

		$14,235,230

Internet Software & Services — 15.1%
Alphabet, Inc., Class A(1)	4,500	$4,254,750
Alphabet, Inc., Class C(1)	5,402	5,026,561
Facebook, Inc., Class A(1)	44,686	7,563,106
GoDaddy, Inc., Class A(1)	61,194	2,630,118
Grubhub, Inc.(1)	22,272	1,027,407

		$20,501,942

IT Services — 3.7%
Fiserv, Inc.(1)	6,987	$897,829
Visa, Inc., Class A	42,000	4,181,520

		$5,079,349

Media — 2.6%
Time Warner, Inc.	9,825	$1,006,276
Walt Disney Co. (The)	23,001	2,528,500

		$3,534,776

Oil, Gas & Consumable Fuels — 2.1%
Devon Energy Corp.	40,020	$1,333,066
EOG Resources, Inc.	15,894	1,512,155

		$2,845,221

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,143,829

		$1,143,829

Pharmaceuticals — 5.7%
Allergan PLC	8,999	$2,270,718
Eli Lilly & Co.	16,168	1,336,447

Security	Shares	Value
Pacira Pharmaceuticals, Inc.(1)	28,048	$1,107,896
Zoetis, Inc.	48,245	3,016,277

		$7,731,338

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	14,100	$1,279,011
Norfolk Southern Corp.	10,434	1,174,660
Union Pacific Corp.	10,178	1,047,927

		$3,501,598

Semiconductors & Semiconductor Equipment — 6.4%
Broadcom, Ltd.	15,300	$3,773,898
Monolithic Power Systems, Inc.	32,100	3,284,472
Texas Instruments, Inc.	20,275	1,649,979

		$8,708,349

Software — 8.3%
Adobe Systems, Inc.(1)	24,954	$3,655,511
Ellie Mae, Inc.(1)	7,882	687,468
FireEye, Inc.(1)	91,671	1,341,147
Proofpoint, Inc.(1)	12,998	1,107,949
salesforce.com, inc.(1)	33,800	3,069,040
SecureWorks Corp., Class A(1)	127,588	1,395,813

		$11,256,928

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	10,060	$1,126,821
Burlington Stores, Inc.(1)	9,510	827,655
Home Depot, Inc. (The)	9,189	1,374,674
TJX Cos., Inc. (The)	16,916	1,189,364

		$4,518,514

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	27,305	$4,061,073

		$4,061,073

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	18,990	$1,170,544

		$1,170,544

Trading Companies & Distributors — 2.0%
United Rentals, Inc.(1)	15,867	$1,887,539
W.W. Grainger, Inc.	4,895	816,192

		$2,703,731

Total Common Stocks (identified cost $78,648,101)		$134,329,292

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(2)	1,589,823	$1,590,141

Total Short-Term Investments (identified cost $1,590,141)		$1,590,141

Value
Total Investments — 100.0% (identified cost $80,238,242)	$135,919,433

Other Assets, Less Liabilities — (0.0)%(3)	$(67,536)

Net Assets — 100.0%	$135,851,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $9,469.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,257,351

Gross unrealized appreciation	$57,449,733
Gross unrealized depreciation	(1,787,651)

Net unrealized appreciation	$55,662,082

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Porfolio’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$134,329,292	*	$—	$—	$134,329,292
Short-Term Investments	—		1,590,141	—	1,590,141
Total Investments	$134,329,292		$1,590,141	$—	$135,919,433

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017